EQUITY (Details Textual) - USD ($)			1 Months Ended			12 Months Ended
	Jun. 06, 2016	Mar. 02, 2016	Apr. 28, 2016	Jan. 28, 2016	Feb. 21, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 18, 2016	Mar. 21, 2016	Aug. 07, 2015	Jul. 29, 2015	Feb. 26, 2015	Jan. 20, 2015	Oct. 22, 2014	Aug. 20, 2014	Aug. 16, 2014	May 29, 2014	Apr. 24, 2014	Apr. 08, 2014	Jan. 15, 2014	Jan. 11, 2014	Oct. 07, 2013	Dec. 29, 2011
Option Indexed to Issuers Equity [Line Items]
Statutory Surplus Reserve, Minimum, Percentage						10.00%
Statutory Surplus Reserve, Maximum, Percentage						50.00%
Statutory Surplus Reserve, Required Minimum, Percentage						25.00%
Statutory Surplus Reserve, Appropriations						10.00%
Share-based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Number of Issued Options										580,867	349,000	348,800			100,000	131,000	11,975						94,000	450,000
Share-based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Issued Options Weighted Average Exercise Price (in dollars per share)										$ 1.88	$ 1.64					$ 5.31							$ 2.30	$ 1.45
Share-based Compensation Arrangement by Share-based Payment Award Equity Instruments Options Nonvested Number						290,700
Share Based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Value												$ 666,208			$ 531,000	$ 674,570	$ 72,808
Share based compensation shares issued on exercise of options														25,000				4,000		62,000		68,000
Stock Issued During Period Shares Employee Benefit Plan, Three				4,000
Stock Issued During Period Shares Employee Benefit Plan, Two		3,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grant Date Fair Value		$ 4,350		$ 5,800
Hangzhou Liaison Interactive Information Technology Co Ltd [Member]
Option Indexed to Issuers Equity [Line Items]
Number Of Shares Agreed To Issue Under Agreement			11,111,111
Value Of Shares Agreed To Issue Under Agreement			$ 20,000,000
Shares Issued, Price Per Share			$ 1.80
Premium Percentage On Closing Price			35.00%
Share Price			$ 1.33
Stock Issued During Period, Shares, New Issues	620,414		11,111,111
Hangzhou Lianluo Interactive Information Technology Co Ltd [Member]
Option Indexed to Issuers Equity [Line Items]
Value Of Shares Agreed To Issue Under Agreement									$ 20,000,000
Security Purchase Agreement [Member]
Option Indexed to Issuers Equity [Line Items]
Warrants issued during period					220,410
Sale of Stock, Number of Shares Issued in Transaction					734,700
Sale of Stock, Price Per Share					$ 9.12
Sale of Stock, Consideration Received Per Transaction					$ 6,100,000
Investment Warrants, Exercise Price					$ 11.86
Security Purchase Agreement [Member] | Placement Agent Warrant [Member]
Option Indexed to Issuers Equity [Line Items]
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants					$ 73,470
Employee Stock Option [Member]
Option Indexed to Issuers Equity [Line Items]
Allocated Share-based Compensation Expense						$ 947,481	$ 357,196	$ 160,613
Investment Counseling And Financial Advisory Services [Member]
Option Indexed to Issuers Equity [Line Items]
Unregistered Common Stock Share Issued																			40,000		40,000
Unregistered Common Stocks Fair Value Issued (in dollars)																			$ 145,600		$ 145,600
Share-based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Number of Issued Options															80,000
Share Based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Value															$ 352,800
Investment Relationship Advisory Services [Member]
Option Indexed to Issuers Equity [Line Items]
Share-based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Number of Issued Options													12,000
Share Based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Value													$ 32,340